CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Common shares, par value (in eur per share)	$ 0.01	$ 0.01
Common shares outstanding (in shares)	1,353,910,471	1,350,132,117
Special voting shares outstanding (in shares)	371,328,154	387,951,166
Treasury stock (in shares)	10,489,725	14,268,079